Net Loss per Share (Details) - Schedule of net loss per share - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Schedule of net loss per share [Abstract]
Loss for the period, attributable to the owners of the Group	$ (358,579)	$ (1,167,127)	$ (49,040,852)	$ (3,008,334)
Loss attributable to the ordinary shareholders	$ (358,579)	$ (1,167,127)	$ (49,040,852)	$ (3,008,334)
Weighted-average number of ordinary shares (in Shares)	37,560,249	31,000,000	33,264,975	31,000,000
Basic (in Dollars per share)	$ (0.01)	$ (0.04)	$ (1.47)	$ (0.1)